ONE SHELL PLAZA 910 LOUISIANA HOUSTON, TEXAS 77002-4995 713.229.1234 FAX 713.229.1522	AUSTIN BAKU DALLAS HOUSTON LONDON MOSCOW NEW YORK RIYADH WASHINGTON

Kelly B. Rose 713-299-1796 FAX 713-229-7796 kelly.rose@bakerbotts.com
April 22, 2005

067481.0105

BY HAND DELIVERY AND EDGAR

Pamela A. Long
Assistant Director
United States Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W., Mail Stop 0510
Washington, D.C. 20549-0405

Re:	NCI Building Systems, Inc. Form S-3 Filed February 1, 2005 as amended on March 3, 2005 File No. 333-122457

Dear Ms. Long:

     On behalf of NCI Building Systems, Inc.(the “Company”), transmitted herewith is the Company’s response to the Staff’s comments dated March 8, 2005 and April 1, 2005 to the Company’s Amendment No. 2 to the Registration Statement on Form S-3 filed with the Securities and Exchange Commission on March 3, 2005.

     Please telephone collect the undersigned ((713)-229-1796) or Jim Cohen ((713)-229-1549) of this Firm with any questions or comments you may have regarding the enclosed. In addition, please send copies of all correspondence with the Company directly to Ms. Kelly Rose, Baker Botts L.L.P., One Shell Plaza, 910 Louisiana Street, Houston, Texas 77002-1584 (facsimile: (713)-229-7996).

Very truly yours, BAKER BOTTS L.L.P.
By:	/s/ Kelly B. Rose
Kelly B. Rose

Enclosure

cc:	NCI Building Systems, Inc. Mr. A.R. Ginn Mr. Norman C. Chambers Mr. Todd R. Moore

Baker Botts L.L.P. Mr. James H. Cohen Ms. Angela S. Teer

March 3, 2005

MEMORANDUM

TO:	Division of Corporation Finance Securities and Exchange Commission

FROM:	NCI Building Systems, Inc.

RE:	NCI Building Systems, Inc. Registration Statement on Form S-3 (Reg. No. 333-122457) as amended on March 3, 2005 Response to SEC Staff Comments dated March 8, 2005 and April 1, 2005

     We are responding to comments received from the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission by letter dated March 8, 2005 and April 1, 2005 regarding our Registration Statement on Form S-3 as amended on March 3, 2005 (File No. 333-122457). For your convenience, our responses are prefaced by the Staff’s corresponding comment in italicized text.

March 8, 2005 Comments

Selling Securityholders, page 57

1.	We reissue our prior comment 1. In general, the information required by Item 507 is material information that is required to be included in the registration statement prior to effectiveness. Investors have a right to know who is selling in the offering since the identity of the selling security holders may be material to an investment decision- A change in Division policy allowed registration

     We have revised footnote 8 on page 61 to make clear that additional selling securityholders will be added to the table by post-effective amendment.

     Exhibit 5.1

2.	We reissue our prior comment 2. Because the Rights are contractual obligations issued pursuant to the Rights Agreement, counsel must opine that the Rights are the legal, binding obligation of your company. Counsel must also opine that the Rights are “binding obligations” under the state contract law governing the Rights Agreement.

     We have filed a revised opinion (Exhibit 5.1) in response to this comment.

3.	We note the qualifications set forth in the second to last paragraph on page two of the legality opinion. Counsel may not limit its opinion in this manner. Please revise accordingly. Counsel must opine that the Rights are a legal, binding obligation of the registrant and enforceable against the registrant. Please revise accordingly.

     We have filed a revised opinion (Exhibit 5.1) in response to this comment.

April 1, 2005 Comments

Exhibit 5.1

1.	We reissue prior comment 2 as it relates to the limitations set forth in the first paragraph on page 3 of the legal opinion. Counsel’s opinion as to the Rights must address the state contract law governing the Rights Agreement In this regard, we note that it appears that the Rights Agreement is governed by the contract law of the State of Delaware.

     We have filed a revised opinion (Exhibit 5.1) in response to this comment.

2.	We note the second qualification set forth in opinion (3) relating to fiduciary considerations. Counsel may not limit its opinion in this manner. Please revise accordingly.

     We have filed a revised opinion (Exhibit 5.1) in response to this comment.

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